Note 6 - Income Taxes (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	21.00%	21.00%	35.00%
Income Tax Expense (Benefit), Total	$ 0
Unrecognized Tax Benefits, Ending Balance	1,159	$ 827	$ 219
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	0
Domestic Tax Authority [Member] | Internal Revenue Service (IRS) [Member]
Income Tax Expense (Benefit), Total	0
Operating Loss Carryforwards, Total	$ 56,914
Operating Loss Carryforwards, Term (Year)	20 years
Foreign Tax Authority [Member] | Australian Taxation Office [Member]
Income Tax Expense (Benefit), Total	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	30.00%
Foreign Tax Authority [Member] | Inland Revenue, Hong Kong [Member]
Income Tax Expense (Benefit), Total	$ 0
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	16.50%
Foreign Tax Authority [Member] | State Administration of Taxation, China [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent, Foreign	25.00%
Operating Loss Carryforwards, Total	$ 1,726
Operating Loss Carryforwards, Term (Year)	5 years